Warrants - Schedule of Changes in Warrants Issued and Outstanding (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	92,296	0	0
Warrants issued	0	92,296	125,982
Warrants exercised	(92,296)	0	(125,982)
Outstanding warrant, Ending balance	0	92,296	0
Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	5,753	5,753	0
Warrants issued	0		6,632
Warrants exercised	(5,753)		(879)
Outstanding warrant, Ending balance	0	5,753	5,753
Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	78,120
Warrants exercised	(78,120)
Outstanding warrant, Ending balance	0	0
Senior Secured Notes Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	163,121
Warrants exercised	(163,121)
Outstanding warrant, Ending balance	0	0